Collaboration Cost for Sales Partners (Details) - Cost of Sales [Member]	9 Months Ended
Sep. 30, 2022
Minimum [Member]
Deposit [Line Items]
Loans issued to the borrowers, percentages	10.00%
Maximum [Member]
Deposit [Line Items]
Loans issued to the borrowers, percentages	25.00%